Schedule of Aggregate Restricted Stock Awards and Restricted Stock Unit Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of unvested shares, beginning balance	3,534	487
Weighted averag exercise price, beginning balance	$ 8.40	$ 74.40
Aggregate value of unvested shares, beginning balance	$ 29,949	$ 36,148
Number of unvested shares, granted		10,206
Weighted average exercise price, granted		$ 58.40
Aggregate value of unvested shares, granted		$ 595,846
Number of unvested shares, vested		(7,159)
Weighted average exercise price, vested		$ 61.40
Aggregate value of unvested shares, vested		$ (423,077)
Number of unvested shares, forfeitures
Weighted average exercise price, forfeitures
Aggregate value of unvested shares, forfeitures
Number of unvested shares, ending balance		3,534
Weighted average exercise price, ending balance		$ 8.40
Aggregate value of unvested shares, ending balance		$ 29,949
Aggregate value of unvested shares, vested		$ 423,077
Restricted Stock [Member] | 2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of unvested shares, beginning balance	3,533
Weighted averag exercise price, beginning balance	$ 8.40
Aggregate value of unvested shares, beginning balance	$ 29,949
Number of unvested shares, granted	6,207
Weighted average exercise price, granted	$ 10.60
Aggregate value of unvested shares, granted	$ 65,367
Number of unvested shares, vested	(8,990)
Weighted average exercise price, vested	$ 27.00
Aggregate value of unvested shares, vested	$ (242,185)
Number of unvested shares, forfeitures
Weighted average exercise price, forfeitures
Aggregate value of unvested shares, forfeitures
Number of unvested shares, ending balance	750	3,533
Weighted average exercise price, ending balance	$ 23.60	$ 8.40
Aggregate value of unvested shares, ending balance	$ 17,764	$ 29,949
Aggregate value of unvested shares, vested	$ 242,185